UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-2005
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
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          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      11-3-2005
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-10409
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  44
                                        -------------------

Form 13F Information Table Value Total:  $887,641
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 9/30/05

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                  --------- --------- -------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------   ---------  ----------  --------  ------ ------ ------ ---------- --------- --------- -------
ABN AMRO HLDG N V ADR   FOREIGN COMMON  000937102   24,746     1,031,087   X                               98,399     932,688
ACCENTURE LTD SHS CL    COMMON          G1150G111    9,361       367,658   X                              171,501     196,157
AEGON NV ORD AMER REG   FOREIGN COMMON  007924103   24,436     1,639,969   X                              164,084   1,475,885
AMERICAN INTERNATIONAL
  GROUP                 COMMON          026874107    7,657       123,576   X                               63,351      60,225
ASTRAZENECA PLC ADR S   FOREIGN COMMON  046353108   29,779       632,245   X                               66,597     565,648
AXA ADR SPONSORED       FOREIGN COMMON  054536107   22,275       809,101   X                               91,674     717,427
BANK AMER CORP COM      COMMON          060505104    8,998       213,741   X                              105,383     108,358
BARCLAYS PLC ADR        FOREIGN COMMON  06738E204   31,494       772,295   X                               76,188     696,107
BP P L C ADR SPONSORE   FOREIGN COMMON  055622104   23,757       335,307   X                               38,550     296,757
CADBURY SCHWEPPES PLC   FOREIGN COMMON  127209302   26,606       653,234   X                               65,288     587,946
CANON INC ADR           FOREIGN COMMON  138006309   23,728       437,307   X                               43,151     394,156
CITIGROUP INC COM       COMMON          172967101    8,944       196,481   X                               96,487      99,994
COCA COLA CO            COMMON          191216100    8,537       197,660   X                              101,895      95,765
DANSKE BK A/S ADR       FOREIGN COMMON  236363107   15,668       510,425   X                               60,154     450,271
DIAGEO PLC ADR SPONSO   FOREIGN COMMON  25243Q205   30,928       533,156   X                               54,335     478,821
ENI S P A ADR SPONSOR   FOREIGN COMMON  26874R108   29,777       201,059   X                               21,130     179,929
EXXON MOBIL CORP COM    COMMON          30231G102    9,717       152,928   X                               72,035      80,893
FEDERAL NAT MORTGAGE    COMMON          313586109    6,177       137,820   X                               73,799      64,021
GENERAL ELEC CO         COMMON          369604103    8,934       265,340   X                              130,981     134,359
GLAXOSMITHKLINE PLC A   FOREIGN COMMON  37733W105   33,385       651,035   X                               62,793     588,242
HEINEKEN N V ADR        FOREIGN COMMON  423012202   26,919       835,927   X                               86,840     749,087
HSBC HLDGS PLC ADR SP   FOREIGN COMMON  404280406   25,373       312,356   X                               29,619     282,737
I B M                   COMMON          459200101    8,380       104,461   X                               53,889      50,572
ING GROEP N V ADR SPO   FOREIGN COMMON  456837103   25,917       869,987   X                               84,301     785,686
IRELAND BK ADR SPONSO   FOREIGN COMMON  46267Q103   25,950       408,663   X                               39,278     369,385
JOHNSON & JOHNSON       COMMON          478160104    9,284       146,715   X                               69,454      77,261
KAO CORP ADR            FOREIGN COMMON  485537302   16,520        66,992   X                                6,390      60,602
LILLY, ELI AND COMPAN   COMMON          532457108    8,059       150,579   X                               81,948      68,631
NESTLE S A ADR SPON R   FOREIGN COMMON  641069406   33,757       459,319   X                               45,445     413,874
NOKIA CORP ADR SPONSO   FOREIGN COMMON  654902204   22,551     1,333,590   X                              132,942   1,200,648
NOVARTIS AG SPONSORED   FOREIGN COMMON  66987V109   32,880       644,697   X                               64,114     580,583
NOVO-NORDISK A/S        FOREIGN         670100205   12,138       244,810   X                               29,166     215,644
PFIZER INC              COMMON  COMMON  717081103    7,937       317,871   X                              175,685     142,186
PORTUGAL TELCM SGPS S   FOREIGN COMMON  737273102   22,520     2,474,780   X                              250,655   2,224,125
PROCTER & GAMBLE COMP   COMMON          742718109    9,899       166,478   X                               77,915      88,563
ROYAL DUTCH PETE CO N   FOREIGN COMMON  780257804    2,246        35,762   X                                4,100      31,662
ROYAL DUTCH SHELL CO N  FOREIGN COMMON  780259206   23,785       362,357   X                               35,536     326,821
SANOFI-AVENTIS ADR      FOREIGN COMMON  80105N105   32,467       781,390   X                               79,788     701,602
SIEMENS A G SPONSORED   FOREIGN COMMON  826197501   22,816       295,050   X                               30,111     264,939
SOCIETE GENERALE FRAN   FOREIGN COMMON  83364L109   28,402     1,240,546   X                              126,918   1,113,628
TNT NV                  FOREIGN         87260W101   12,012       478,774   X                               56,365     422,409
TOTAL FINA ELF S A AD   COMMON          89151E109   38,786       285,569   X                               28,269     257,300
UBS AG SHS              FOREIGN COMMON  H8920M855   22,013       257,467   X                               30,954     226,513
UNILEVER PLC ADR SPON   FOREIGN COMMON  904767704   32,126       760,920   X                               74,570     686,350